OTHER INCOME	12 Months Ended
Dec. 31, 2018
OTHER INCOME
OTHER INCOME

26.    OTHER INCOME

For the year ended December 31, 2018, government grants amounting to RMB135 million (2016: RMB156 million, 2017: RMB90 million) were recognized as income for the year to facilitate the Group’s development. There are no unfulfilled conditions or contingencies attached to the grants.